SECURITIES	12 Months Ended
Dec. 31, 2016
SECURITIES [Abstract]
SECURITIES
NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:

	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
	(In thousands)
2016
U.S. agency	$28,909	$159	$80	$28,988
U.S. agency residential mortgage-backed	156,053	1,173	937	156,289
U.S. agency commercial mortgage-backed	12,799	28	195	12,632
Private label mortgage-backed	35,035	216	524	34,727
Other asset backed	146,829	271	391	146,709
Obligations of states and political subdivisions	175,180	478	4,759	170,899
Corporate	56,356	223	399	56,180
Trust preferred	2,922	—	343	2,579
Foreign government	1,626	—	13	1,613
Total	$615,709	$2,548	$7,641	$610,616

2015
U.S. agency	$47,283	$309	$80	$47,512
U.S. agency residential mortgage-backed	195,055	1,584	583	196,056
U.S. agency commercial mortgage-backed	34,017	94	83	34,028
Private label mortgage-backed	5,061	161	319	4,903
Other asset backed	117,431	54	581	116,904
Obligations of states and political subdivisions	145,193	941	1,150	144,984
Corporate	38,895	9	290	38,614
Trust preferred	2,916	—	433	2,483
Total	$585,851	$3,152	$3,519	$585,484

Total OTTI recognized in accumulated other comprehensive loss for securities available for sale was zero at both December 31, 2016 and 2015, respectively.

Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2016
U.S. agency	$4,179	$41	$8,217	$39	$12,396	$80
U.S. agency residential mortgage-backed	62,524	732	20,857	205	83,381	937
U.S. agency commercial mortgage-backed	6,079	194	143	1	6,222	195
Private label mortgage-backed	20,545	281	1,413	243	21,958	524
Other asset backed	52,958	172	17,763	219	70,721	391
Obligations of states and political subdivisions	113,078	4,014	14,623	745	127,701	4,759
Corporate	25,546	292	2,810	107	28,356	399
Trust preferred	—	—	2,579	343	2,579	343
Foreign government	1,613	13	—	—	1,613	13
Total	$286,522	$5,739	$68,405	$1,902	$354,927	$7,641

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2015
U.S. agency	$12,164	$47	$6,746	$33	$18,910	$80
U.S. agency residential mortgage-backed	57,538	316	23,340	267	80,878	583
U.S. agency commercial mortgage-backed	16,747	60	2,247	23	18,994	83
Private label mortgage-backed	—	—	3,393	319	3,393	319
Other asset backed	102,660	434	5,189	147	107,849	581
Obligations of states and political subdivisions	52,493	597	12,240	553	64,733	1,150
Corporate	30,550	290	—	—	30,550	290
Trust preferred	—	—	2,483	433	2,483	433
Total	$272,152	$1,744	$55,638	$1,775	$327,790	$3,519

Our portfolio of securities available for sale is reviewed quarterly for impairment in value. In performing this review, management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss).

U.S. agency, U.S. agency residential mortgage-backed securities and U.S. agency commercial mortgage backed securities — at December 31, 2016, we had 25 U.S. agency, 118 U.S. agency residential mortgage-backed and nine U.S. agency commercial mortgage-backed securities whose fair market value is less than amortized cost. The unrealized losses are largely attributed to increases in interest rates since acquisition and widening spreads to Treasury bonds. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Private label residential mortgage backed securities — at December 31, 2016, we had 34 of this type of security whose fair value is less than amortized cost. The unrealized losses are centered in four securities purchased prior to 2016. Two of these four securities have an impairment in excess of 10% and all four of these holdings have been impaired for more than 12 months. The unrealized losses are largely attributable to credit spread widening on these four securities since their acquisition.

These four securities are receiving principal and interest payments. Most of these transactions are pass-through structures, receiving pro rata principal and interest payments from a dedicated collateral pool. The nonreceipt of interest cash flows is not expected and thus not presently considered in our discounted cash flow methodology discussed below.

These four private label mortgage-backed securities are reviewed for OTTI utilizing a cash flow projection. The cash flow analysis forecasts cash flow from the underlying loans in each transaction and then applies these cash flows to the bonds in the securitization. Our cash flow analysis forecasts complete recovery of our cost basis for all four of these securities whose fair value is less than amortized cost.

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no other declines discussed above are deemed to be other than temporary.

Other asset backed — at December 31, 2016, we had 111 other asset backed securities whose fair value is less than amortized cost. The unrealized losses are primarily due to credit spread widening and increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Obligations of states and political subdivisions — at December 31, 2016, we had 329 municipal securities whose fair value is less than amortized cost. The unrealized losses are primarily due to increases in interest rates since acquisition. Fifty-one of these securities have an impairment in excess of 10%. The larger relative impairments on obligations of states and political subdivisions is due primarily to the longer maturities of many of the securities in this portfolio and interest rate spread widening relative to treasury securities in late 2016, due in part, to market reaction to the potential for a future reduction in corporate income tax rates, which would reduce the tax benefit of owning tax-exempt securities. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Corporate — at December 31, 2016, we had 30 corporate securities whose fair value is less than amortized cost. The unrealized losses are primarily due to credit spread widening and increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Trust preferred securities — at December 31, 2016, we had three trust preferred securities whose fair value is less than amortized cost. All of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities has suffered from credit spread widening.

One of the three securities is rated by two major rating agencies as investment grade, while one (a Bank of America issuance) is rated below investment grade by two major rating agencies and the other one is non-rated. The non-rated issue is a relatively small bank and was never rated. The issuer of this non-rated trust preferred security, which had a total amortized cost of $1.0 million and total fair value of $0.8 million as of December 31, 2016, continues to have satisfactory credit metrics and make interest payments.

The following table breaks out our trust preferred securities in further detail as of December 31:

	2016		2015
	Fair Value	Net Unrealized Loss	Fair Value	Net Unrealized Loss
	(In thousands)
Trust preferred securities
Rated issues	$1,800	$(123)	$1,690	$(226)
Unrated issues	779	(220)	793	(207)

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Foreign government — at December 31, 2016, we had one foreign government security whose fair value is less than amortized cost. The unrealized loss is primarily due to increases in interest rates since acquisition. As management does not intend to liquidate this security and it is more likely than not that we will not be required to sell this security prior to recovery of this unrealized loss, this decline is not deemed to be other than temporary.

We recorded zero credit related OTTI charges in the Consolidated Statements of Operations on securities available for sale during 2016 and 2015 and $0.01 million during 2014.

At December 31, 2016, three private label residential mortgage-backed securities had credit related OTTI and are summarized as follows:

	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)
As of December 31, 2016
Fair value	$1,226	$1,096	$74	$2,396
Amortized cost	1,184	1,029	—	2,213
Non-credit unrealized loss	—	—	—	—
Unrealized gain	42	67	74	183
Cumulative credit related OTTI	757	457	380	1,594

Credit related OTTI recognized in our Consolidated Statements of Operations
For the years ended December 31,
2016	$—	$—	$—	$—
2015	—	—	—	—
2014	9	—	—	9

Each of these securities is receiving principal and interest payments similar to principal reductions in the underlying collateral. All three of these securities have unrealized gains at December 31, 2016. The original amortized cost for each of these securities has been permanently adjusted downward for previously recorded credit related OTTI. The unrealized loss (based on original amortized cost) for these securities is now less than previously recorded credit related OTTI amounts.

A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2016	2015	2014
	(In thousands)
Balance at beginning of year	$1,844	$1,844	$1,835
Additions to credit losses on securities for which no previous OTTI was recognized	—	—	—
Increases to credit losses on securities for which OTTI was previously recognized	—	—	9
Total	$1,844	$1,844	$1,844

The amortized cost and fair value of securities available for sale at December 31, 2016, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$18,728	$18,751
Maturing after one year but within five years	102,330	101,846
Maturing after five years but within ten years	79,798	78,140
Maturing after ten years	64,137	61,522
	264,993	260,259
U.S. agency residential mortgage-backed	156,053	156,289
U.S. agency commercial mortgage-backed	12,799	12,632
Private label mortgage-backed	35,035	34,727
Other asset backed	146,829	146,709
Total	$615,709	$610,616

The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

	Proceeds	Realized Gains (1)	Losses (2)
	(In thousands)
2016	$64,103	$354	$53
2015	12,037	75	—
2014	14,633	329	—

(1)	Gains in 2014 exclude $0.3 million of realized gain related to a U.S. Treasury short position.
(2)	Losses in 2014 exclude $0.01 million of credit related OTTI recognized in earnings.

During 2016, 2015 and 2014, our trading securities consisted of various preferred stocks. During each of those years, we recognized gains (losses) on trading securities of $0.26 million, $(0.06) million and $(0.30) million, respectively, that are included in net gains on securities in the Consolidated Statements of Operations. All of these amounts relate to gains (losses) recognized on trading securities still held at December 31, 2016 and 2015.

Securities available for sale with a book value of $2.4 million and $1.1 million at December 31, 2016 and 2015, respectively, were pledged to secure borrowings, derivatives, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated shareholders’ equity at December 31, 2016 or 2015.